Revenue - Contract assets (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Contract assets
Current	¥ 8,147	¥ 8,741
Non-current	53,339	58,288
Subtotal	61,486	67,029
Less: allowance for doubtful accounts	(11,938)
Total contract assets	¥ 49,548	¥ 67,029